Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash	$ 1,897	$ 1,949		$ 372
Restricted cash included within prepaid expenses and other current assets	100	100		100
Restricted cash included within other noncurrent assets	118	118		118
Total cash and restricted cash as shown in the consolidated statements of cash flows	$ 2,115	$ 2,167	$ 10,365	$ 590	$ 2,237